Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$171,648,109.80	0.7862946	$157,372,489.92	0.7209001	$14,275,619.88
Total Securities	$171,648,109.80	0.1465450	$157,372,489.92	0.1343571	$14,275,619.88

Weighted Avg. Coupon (WAC)	4.67%		4.68%
Weighted Avg. Remaining Maturity (WARM)	22.93		22.06
Pool Receivables Balance	$201,756,543.87		$187,124,313.00
Remaining Number of Receivables	30,697		29,800

Adjusted Pool Balance	$197,765,163.70		$183,489,543.82

III. COLLECTIONS

Principal:
Principal Collections	$14,352,365.80
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$310,590.00
Total Principal Collections	$14,662,955.80

Interest:
Interest Collections	$735,099.58
Late Fees & Other Charges	$27,521.09
Interest on Repurchase Principal	$-
Total Interest Collections	$762,620.67

Collection Account Interest	$583.76
Reserve Account Interest	$304.19
Servicer Advances	$-

Total Collections	$15,426,464.42

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$15,426,464.42
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$15,426,464.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$168,130.45	$-	$168,130.45	$168,130.45
Collection Account Interest					$583.76
Late Fees & Other Charges					$27,521.09
Total due to Servicer					$196,235.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$233,155.35		$233,155.35

Total interest:		$233,155.35		$233,155.35	$233,155.35

Available Funds Remaining:					$14,997,073.77

3. Principal Distribution Amount:					$14,275,619.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,275,619.88
Class A Notes Total:		14,275,619.88		$14,275,619.88
Total Noteholders Principal				$14,275,619.88

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					721,453.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount				$3,991,380.17
Beginning Period Amount				$3,991,380.17
Current Period Amortization				$356,610.99
Ending Period Required Amount				$3,634,769.18
Ending Period Amount				$3,634,769.18
Next Distribution Date Required Amount				$3,296,148.42

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$6,529,263.47
Beginning Period Amount				$6,529,263.47
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$6,529,263.47
Ending Period Amount				$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		13.21%	14.23%	14.23%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	43
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	29,376	98.00%	$183,384,600.58
30 - 60 Days	1.17%	350	1.66%	$3,115,024.76
61 - 90 Days	0.19%	58	0.26%	$484,660.10
91 + Days	0.05%	16	0.07%	$140,027.56
		29,800		$187,124,313.00
Total
Delinquent Receivables 61 + days past due	0.25%	74	0.33%	$624,687.66
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	83	0.37%	$748,755.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	116	0.51%	$1,109,224.63
Three-Month Average Delinquency Ratio	0.30%		0.41%

Repossession in Current Period		13		$142,630.39
Repossession Inventory		30		$110,604.05

Charge-Offs
Gross Principal of Charge-Off for Current Period				$279,865.07
Recoveries				$(310,590.00)
Net Charge-offs for Current Period				$(30,724.93)

Beginning Pool Balance for Current Period				$201,756,543.87

Net Loss Ratio				-0.18%
Net Loss Ratio for 1st Preceding Collection Period				0.21%
Net Loss Ratio for 2nd Preceding Collection Period				0.43%
Three-Month Average Net Loss Ratio for Current Period				0.15%

Cumulative Net Losses for All Periods				$8,594,024.54
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$575,013.86
Number of Extensions				59

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